Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation, And Presentation Of Financial Statements [Line Items]
Organization
Organization

Griffin Capital Essential Asset REIT II, Inc., a Maryland corporation (the “Company”), was formed on November 20, 2013 under the Maryland General Corporation Law and qualified as a real estate investment trust (“REIT”) commencing with the year ended December 31, 2015. The Company was organized primarily with the purpose of acquiring single tenant net lease properties that are considered essential to the occupying tenant, and has used a substantial amount of the net proceeds from its initial public offering ("IPO") to invest in such properties. The Company’s year end is December 31.

Griffin Capital Company, LLC, a Delaware limited liability company (the “Sponsor”), is the sponsor of the Company. The Sponsor, which was formerly known as Griffin Capital Corporation, began operations in 1995 to engage principally in acquiring and developing office and industrial properties. Kevin A. Shields, the Company's Chief Executive Officer and Chairman of the Company's board of directors, controls the Sponsor.

Griffin Capital Essential Asset Advisor II, LLC, a Delaware limited liability company (the “Advisor”), was formed on November 19, 2013. Griffin Capital Real Estate Company, LLC, a Delaware limited liability company ("GRECO"), is the sole member of the Advisor and Griffin Capital, LLC, a Delaware limited liability company ("GC"), is the sole member of GRECO. The Sponsor is the sole member of GC. The Advisor is responsible for managing the Company’s affairs on a day-to-day basis and identifying and making acquisitions and investments on behalf of the Company under the terms of the Advisory Agreement (as defined below). The Company's officers are also officers of the Advisor and officers of the Sponsor.

Griffin Capital Securities, LLC (the “Dealer Manager”) is a Delaware limited liability company and is a wholly-owned subsidiary of GC. The Dealer Manager is responsible for marketing the Company’s shares offered pursuant to the Company's public offerings.

The Company’s property manager is Griffin Capital Essential Asset Property Management II, LLC, a Delaware limited liability company (the “Property Manager”), which was formed on November 19, 2013 to manage the Company’s properties, or provide oversight of other property managers engaged by the Company or an affiliate of the Company. The Property Manager derives substantially all of its income from the property management services it performs for the Company.

Griffin Capital Essential Asset Operating Partnership II, L.P., a Delaware limited partnership (the “Operating Partnership”), was formed on November 21, 2013. On February 11, 2014, the Advisor purchased a 99% limited partnership interest and special limited partnership interest in the Operating Partnership for $0.2 million and on February 11, 2014, the Company contributed the initial one thousand dollars capital contribution it received to the Operating Partnership in exchange for a 1% general partner interest.

The Operating Partnership owns, and will own, directly or indirectly, all of the properties acquired by the Company. The Operating Partnership will conduct certain activities through the Company’s taxable REIT subsidiary, Griffin Capital Essential Asset TRS II, Inc., a Delaware corporation (the “TRS”), formed on November 22, 2013, which is a wholly-owned subsidiary of the Operating Partnership. The TRS had no activity as of September 30, 2018.

In 2014, the Company registered $2.2 billion in common stock in its IPO, consisting of $2.0 billion in common stock to be offered to the public in the primary portion of the IPO and $200.0 million in common stock for sale pursuant to the Company's distribution reinvestment plan (“DRP”). (See Note 8, Equity, for additional details.) In September 2016, the Company's board of directors approved the close of the primary portion of the IPO effective January 20, 2017; however, the Company continued to offer shares pursuant to the DRP under the Company's IPO registration statement through May 2017.

On April 6, 2017, the Company filed a Registration Statement on Form S-3 with the Securities and Exchange Commission ("SEC") for the registration of 3.0 million shares for sale pursuant to the DRP. The DRP may be terminated at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company's filings with the SEC.

On September 20, 2017, the Company commenced a follow-on offering of up to $2.2 billion of shares (the "Follow-On Offering"), consisting of up to $2.0 billion of shares in the Company's primary offering and $0.2 billion of shares pursuant to the DRP.

Pursuant to the Follow-On Offering, the Company offered to the public four new classes of shares of common stock: Class T shares, Class S shares, Class D shares and Class I shares (the “New Shares”) with net asset value (“NAV”) based pricing. The share classes have different selling commissions, dealer manager fees and ongoing distribution fees. In connection with the Follow-On Offering, the Company reclassified all Class T and Class I shares sold in the IPO as "Class AA" and "Class AAA" shares, respectively.

On September 20, 2017, the Company entered into an amended and restated advisory agreement (the "Advisory Agreement") with the Advisor and the Operating Partnership, which replaced the original advisory agreement and modified various provisions including the fees and expense reimbursements payable to the Advisor. See Note 10, Related Party Transactions, for additional details.

On September 20, 2017, the Company, as general partner of the Operating Partnership, entered into a Third Amended and Restated Limited Partnership Agreement of the Operating Partnership (the "Third Amended and Restated Operating Partnership Agreement") on behalf of itself and the limited partners. The Third Amended and Restated Operating Partnership Agreement is substantially similar to the Company's prior limited partnership agreement, except that it has been updated to reflect changes to the distributions and fees to which the Advisor is entitled, include additional classes of Operating Partnership units, and make other conforming changes. See Note 10, Related Party Transactions, for additional details.

In connection with the Follow-On Offering, the Company's board of directors adopted an amended and restated DRP effective as of September 30, 2017 to include the New Shares under the DRP.

In connection with the Follow-On Offering, the Company’s board of directors adopted a share redemption program for the New Shares (the “New Share Redemption Program”). Under this program, stockholders of the New Shares are allowed to redeem their shares after a one-year holding period at a redemption price equal to the NAV per share for the applicable class generally on the 13th of the month prior to quarter end.

On March 30, 2018, the board of directors of the Company amended the IPO Share Redemption Program (as defined in Note 8, Equity). The key change to the IPO Share Redemption Program is that after one year from the purchase date, a stockholder will be able to redeem at 100% of the NAV of the applicable share class. The amendment took effect on May 2, 2018. See Note 8, Equity, for additional details.

On June 4, 2018, the board of directors of the Company approved the termination of the IPO Share Redemption Program, effective as of July 5, 2018. In addition, effective as of such date, the board of directors amended and restated the New Share Redemption Program in order to allow stockholders of the IPO shares to utilize the New Share Redemption Program. Accordingly, beginning in July 2018, stockholders of IPO shares will be able to continue to redeem at 100% of the NAV, calculated as of September13, 2018 of the applicable share class, subject to the other limitations and conditions of the amended and restated New Share Redemption Program.

On August 16, 2018, in connection with a potential strategic alternative the Company’s board of directors is contemplating, the board approved the temporary suspension of the primary portion of the Company's Follow-On Offering, effective August 17, 2018, to allow the special committee of the board to evaluate a potential strategic alternative. The board of directors intends to recommence the Follow-On Offering in the retail marketplace, if appropriate and at the appropriate time.

Organization

Griffin Capital Essential Asset REIT II, Inc., a Maryland corporation (the “Company”), was formed on November 20, 2013 under the Maryland General Corporation Law and qualified as a real estate investment trust (“REIT”) commencing with the year ended December 31, 2015. The Company was organized primarily with the purpose of acquiring single tenant net lease properties that are considered essential to the occupying tenant, and has used a substantial amount of the net proceeds from its initial public offering (“IPO”) to invest in such properties. The Company’s year end is December 31.
Griffin Capital Company, LLC, a Delaware limited liability company (the “Sponsor”), is the sponsor of the Company. The Sponsor, which was formerly known as Griffin Capital Corporation, began operations in 1995 to engage principally in acquiring and developing office and industrial properties. Kevin A. Shields, the Company’s Chief Executive Officer and Chairman of the Company’s board of directors, controls the Sponsor.
Griffin Capital Essential Asset Advisor II, LLC, a Delaware limited liability company (the “Advisor”), was formed on November 19, 2013. Griffin Capital Real Estate Company, LLC, a Delaware limited liability company (“GRECO”), is the sole member of the Advisor and Griffin Capital, LLC, a Delaware limited liability company (“GC”), is the sole member of GRECO. The Sponsor is the sole member of GC. The Advisor is responsible for managing the Company’s affairs on a day-to-day basis and identifying and making acquisitions and investments on behalf of the Company under the terms of the Advisory Agreement (as defined below). The Company’s officers are also officers of the Advisor and officers of the Sponsor.
Griffin Capital Securities, LLC (the “Dealer Manager”) is a Delaware limited liability company and is a wholly-owned subsidiary of GC. The Dealer Manager is responsible for marketing the Company’s shares offered pursuant to the Company’s public offerings.
The Company’s property manager is Griffin Capital Essential Asset Property Management II, LLC, a Delaware limited liability company (the “Property Manager”), which was formed on November 19, 2013 to manage the Company’s properties, or provide oversight of other property managers engaged by the Company or an affiliate of the Company. The Property Manager derives substantially all of its income from the property management services it performs for the Company.
Griffin Capital Essential Asset Operating Partnership II, L.P., a Delaware limited partnership (the “Operating Partnership”), was formed on November 21, 2013. On February 11, 2014, the Advisor purchased a 99% limited partnership interest and special limited partnership interest in the Operating Partnership for $0.2 million and on February 11, 2014, the Company contributed the initial one thousand dollars capital contribution it received to the Operating Partnership in exchange for a 1% general partner interest.
The Operating Partnership owns, and will own, directly or indirectly, all of the properties acquired by the Company. The Operating Partnership will conduct certain activities through the Company’s taxable REIT subsidiary, Griffin Capital Essential Asset TRS II, Inc., a Delaware corporation (the “TRS”), formed on November 22, 2013, which is a wholly-owned subsidiary of the Operating Partnership. The TRS had no activity as of December 31, 2017.
In 2014, the Company registered $2.2 billion in common stock in its IPO, consisting of $2.0 billion in common stock to be offered to the public in the primary portion of the IPO and $200.0 million in common stock for sale pursuant to the Company’s distribution reinvestment plan (“DRP”). (See Note 8, Equity, for additional details.) In September 2016, the Company’s board of directors approved the close of the primary portion of the IPO effective January 20, 2017; however, the Company continued to offer shares pursuant to the DRP under the Company’s IPO registration statement through May 2017.
On April 6, 2017, the Company filed a Registration Statement on Form S-3 with the Securities and Exchange Commission (“SEC”) for the registration of 3.0 million shares for sale pursuant to the DRP. The DRP may be terminated at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company’s filings with the SEC.
On September 20, 2017, the Company commenced a follow-on offering of up to $2.2 billion of shares, consisting of up to $2.0 billion of shares in the Company’s primary offering and $0.2 billion of shares pursuant to the DRP. The Company reclassified all Class T and Class I shares sold in the IPO as “Class AA” and “Class AAA” shares, respectively.
The Company is offering to the public four new classes of shares of common stock: Class T shares, Class S shares, Class D shares and Class I shares (the “New Shares”) with net asset value (“NAV”) based pricing. The share classes have different selling commissions, dealer manager fees and ongoing distribution fees.
On September 20, 2017, an affiliated entity purchased 263,992 New Shares for $2.5 million.
The Company’s charter authorizes up to 1,000,000,000 shares of stock, of which 800,000,000 shares are designated as common stock at $0.001 par value per share and 200,000,000 shares are designated as preferred stock at $0.001 par value per share. The Company’s 800,000,000 shares of common stock are authorized as follows: 150,000,000 shares are classified as Class T shares, 150,000,000 shares are classified as Class S shares, 150,000,000 shares are classified as Class D shares, 150,000,000 shares are classified as Class I shares, 70,000,000 shares are classified as Class A shares, 120,000,000 shares are classified as Class AA shares and 10,000,000 shares are classified as Class AAA shares.
The Dealer Manager is responsible for marketing the Company’s shares being offered pursuant to the follow-on offering. On September 18, 2017, the Company and the Dealer Manager entered into a dealer manager agreement for the follow-on offering. The dealer manager agreement may be terminated by either party upon prior written notice. See Note 10, Related Party Transactions, for additional details.
The Company, the Operating Partnership and the Advisor were parties to an advisory agreement dated July 31, 2014, as amended by Amendment No. 1 to Advisory Agreement dated March 18, 2015, Amendment No. 2 to Advisory Agreement dated November 2, 2015, Amendment No. 3 to Advisory Agreement dated December 16, 2015, Amendment No. 4 to Advisory Agreement dated February 9, 2016 and Amendment No. 5 to Advisory Agreement dated June 14, 2017 (collectively, the “Original Advisory Agreement”), pursuant to which the Advisor agreed to provide certain services to the Company and the Operating Partnership, and the Company agreed to provide certain compensation to the Advisor in exchange for such services.
On September 20, 2017, the Company entered into an amended and restated advisory agreement (the “Advisory Agreement”) with the Advisor and the Operating Partnership, which replaced the Original Advisory Agreement and modified various provisions including the fees and expense reimbursements payable to the Advisor. See Note 10, Related Party Transactions, for additional details.
On September 20, 2017, the Company, as general partner of the Operating Partnership, entered into a Third Amended and Restated Limited Partnership Agreement of the Operating Partnership (the “Third Amended and Restated Operating Partnership Agreement”) on behalf of itself and the limited partners. The Third Amended and Restated Operating Partnership Agreement is substantially similar to the Company’s prior limited partnership agreement, except that it has been updated to reflect changes to the distributions and fees to which the Advisor is entitled, include additional classes of Operating Partnership units, and make other conforming changes. See Note 10, Related Party Transactions, for additional details.
In connection with the follow-on offering, the Company’s board of directors adopted an amended and restated DRP effective as of September 30, 2017 to include the New Shares under the DRP.
In connection with the follow-on offering, the Company’s board of directors adopted a share redemption program for the New Shares (the “New Share Redemption Program”). Under this program, stockholders of the New Shares are allowed to redeem their shares after a one-year holding period at a redemption price equal to the NAV per share for the applicable class generally on the 13th of the month immediately prior to the end of the applicable quarter. The IPO Share Redemption Program (as defined in Note 8, Equity) remains available for stockholders who purchased shares in the Company’s IPO. See Note 8, Equity, for additional details.

Griffin Capital Essential Asset REIT, Inc. [Member]
Organization, Consolidation, And Presentation Of Financial Statements [Line Items]
Organization
Organization
Griffin Capital Essential Asset REIT, Inc., a Maryland corporation (the "Company"), was formed on August 28, 2008 under the Maryland General Corporation Law and qualified as a real estate investment trust ("REIT") commencing with the year ended December 31, 2010. The Company was organized primarily with the purpose of acquiring single tenant properties that are essential to the tenant’s business and used a substantial amount of the net proceeds from the Public Offerings (as defined below) to invest in these properties. The Company’s year end is December 31.
Griffin Capital Company, LLC, a Delaware limited liability company (the "Sponsor"), has sponsored the Company’s Public Offerings. The Sponsor, which was formerly known as Griffin Capital Corporation, began operations in 1995 to engage principally in acquiring and developing office and industrial properties. Kevin A. Shields, the Company's Chief Executive Officer and Chairman of the Company's board of directors, controls the Sponsor.
Griffin Capital Essential Asset Advisor, LLC, a Delaware limited liability company (the "Advisor"), was formed on August 27, 2008. Griffin Capital Real Estate Company, LLC ("GRECO") is the sole member of the Advisor, and Griffin Capital, LLC is the sole member of GRECO. The Company has entered into an advisory agreement with the Advisor (as amended and restated, the "Advisory Agreement"), which states that the Advisor is responsible for managing the Company’s affairs on a day-to-day basis and identifying and making acquisitions and investments on behalf of the Company. The officers of the Advisor are also officers of the Sponsor. The Advisory Agreement has a one-year term, and it may be renewed for an unlimited number of successive one-year periods by the Company's board of directors.
The Company’s property manager is Griffin Capital Essential Asset Property Management, LLC, a Delaware limited liability company (the “Property Manager”), which was formed on August 28, 2008 to manage the Company’s properties. The Property Manager derives substantially all of its income from the property management services it performs for the Company.
From 2009 to 2014, the Company offered shares of common stock pursuant to a private placement offering to accredited investors (the "Private Offering") and two public offerings, consisting of an initial public offering and a follow-on offering (together, the "Public Offerings"), which included shares for sale pursuant to the distribution reinvestment plan ("DRP"). The Company issued 126,592,885 total shares of its common stock for gross proceeds of approximately $1.3 billion pursuant to the Private Offering and Public Offerings. The Company also issued approximately 41,800,000 shares of its common stock upon the consummation of the merger of Signature Office REIT, Inc. in June 2015.
On May 7, 2014, the Company filed a Registration Statement on Form S-3 with the Securities and Exchange Commission ("SEC") for the registration of $75.0 million in shares for sale pursuant to the DRP (the “2014 DRP Offering”). On September 22, 2015, the Company filed a Registration Statement on Form S-3 with the SEC for the registration of $100.0 million in shares for sale pursuant to the DRP (the “2015 DRP Offering”). On June 9, 2017, the Company filed a Registration Statement on Form S-3 with the SEC for the registration of 10 million shares for sale pursuant to the DRP (the "2017 DRP Offering," and together with the 2014 DRP Offering and 2015 DRP Offering, the "DRP Offerings"). The 2017 DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company's filings with the SEC.
As of September 30, 2018, the Company had issued 190,116,953 shares of common stock. The Company has received aggregate gross offering proceeds of approximately $1.5 billion from the sale of shares in the Private Offering, the Public Offerings, and the DRP Offerings. There were 166,253,534 shares outstanding at September 30, 2018, including shares issued pursuant to the DRP, less shares redeemed pursuant to the share redemption program ("SRP"). As of September 30, 2018 and December 31, 2017, the Company had issued approximately $245.6 million and $211.9 million, respectively, in shares pursuant to the DRP, which are classified on the consolidated balance sheets as common stock subject to redemption, net of redemptions paid of approximately $234.6 million, and redemptions payable totaling approximately $6.7 million and $20.4 million, respectively. Since inception and through September 30, 2018, the Company had redeemed 23,863,419 shares of common stock for approximately $234.6 million pursuant to the SRP.
Griffin Capital Essential Asset Operating Partnership, L.P., a Delaware limited partnership (the "Operating Partnership"), was formed on August 29, 2008. The Operating Partnership owns, directly or indirectly, all of the properties that the Company has acquired. The Advisor purchased an initial 99% limited partnership interest in the Operating Partnership for $0.2 million, and the Company contributed the initial one thousand dollars capital contribution, received from the Advisor, to the Operating Partnership in exchange for a 1% general partner interest. As of September 30, 2018, the Company owned approximately 96% of the limited partnership units of the Operating Partnership, and, as a result of the contribution of five properties to the Company, the Sponsor and certain of its affiliates, including certain officers of the Company, owned approximately 2% of the limited partnership units of the Operating Partnership. Approximately 2.1 million units are owned by the Company’s Chief Executive Officer and Chairman, Kevin A. Shields. The remaining approximately 2% of the limited partnership units are owned by unaffiliated third parties. No limited partnership units of the Operating Partnership have been redeemed during the nine months ended September 30, 2018 and the year ended December 31, 2017. The Operating Partnership may conduct certain activities through the Company’s taxable REIT subsidiary, Griffin Capital Essential Asset TRS, Inc., a Delaware corporation (the "TRS"), formed on September 2, 2008, which is a wholly-owned subsidiary of the Operating Partnership. The TRS had no activity as of September 30, 2018.

Organization
Griffin Capital Essential Asset REIT, Inc., a Maryland corporation (the “Company”), was formed on August 28, 2008 under the Maryland General Corporation Law and qualified as a real estate investment trust (“REIT”) commencing with the year ended December 31, 2010. The Company was organized primarily with the purpose of acquiring single tenant properties that are essential to the tenant’s business and used a substantial amount of the net proceeds from the Public Offerings (as defined below) to invest in these properties. The Company’s year end is December 31.
Griffin Capital Company, LLC, a Delaware limited liability company (the “Sponsor”), has sponsored the Company’s Public Offerings. The Sponsor, which was formerly known as Griffin Capital Corporation, began operations in 1995 to engage principally in acquiring and developing office and industrial properties. Kevin A. Shields, the Company’s Chief Executive Officer and Chairman of the Company’s board of directors, controls the Sponsor.
Griffin Capital Essential Asset Advisor, LLC, a Delaware limited liability company (the “Advisor”), was formed on August 27, 2008. Griffin Capital Real Estate Company, LLC (“GRECO”) is the sole member of the Advisor, and Griffin Capital, LLC is the sole member of GRECO. The Company has entered into an advisory agreement with the Advisor (as amended and restated, the “Advisory Agreement”), which states that the Advisor is responsible for managing the Company’s affairs on a day-to-day basis and identifying and making acquisitions and investments on behalf of the Company. The officers of the Advisor are also officers of the Sponsor. The Advisory Agreement has a one-year term, and it may be renewed for an unlimited number of successive one-year periods by the Company’s board of directors.
The Company’s property manager is Griffin Capital Essential Asset Property Management, LLC, a Delaware limited liability company (the “Property Manager”), which was formed on August 28, 2008 to manage the Company’s properties. The Property Manager derives substantially all of its income from the property management services it performs for the Company.
From 2009 to 2014, the Company offered shares of common stock pursuant to a private placement offering to accredited investors (the “Private Offering”) and two public offerings, consisting of an initial public offering and a follow-on offering (together, the “Public Offerings”), which included shares of common stock for sale pursuant to the distribution reinvestment plan (“DRP”). The Company issued 126,592,885 total shares of its common stock for gross proceeds of approximately $1.3 billion pursuant to the Private Offering and the Public Offerings. The Company also issued approximately 41,800,000 shares of its common stock upon the consummation of the merger of Signature Office REIT, Inc. in June 2015.
On May 7, 2014, the Company filed a Registration Statement on Form S-3 with the Securities and Exchange Commission (“SEC”) for the registration of $75.0 million in shares for sale pursuant to the DRP (the “2014 DRP Offering”). On September 22, 2015, the Company filed a Registration Statement on Form S-3 with the SEC for the registration of $100.0 million in shares of common stock for sale pursuant to the DRP (the “2015 DRP Offering”). On June 9, 2017, the Company filed a Registration Statement on Form S-3 with the SEC for the registration of 10 million shares of common stock for sale pursuant to the DRP (the “2017 DRP Offering,” and together with the 2014 DRP Offering and 2015 DRP Offering, the “DRP Offerings”). The 2017 DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company’s filings with the SEC.
As of December 31, 2017, the Company had issued 186,756,009 shares of common stock. The Company has received aggregate gross offering proceeds of approximately $1.5 billion from the sale of shares in the Private Offering, the Public Offerings, and the DRP Offerings. There were 170,906,111 shares of common stock outstanding as of December 31, 2017, including shares of common stock issued pursuant to the DRP, less shares redeemed pursuant to the share redemption program (“SRP”). As of December 31, 2017 and 2016, the Company had issued approximately $211.9 million and $162.4 million, respectively, in shares of common stock pursuant to the DRP, which are classified on the consolidated balance sheets as common stock subject to redemption, net of redemptions paid of approximately $157.7 million and $58.8 million, respectively, and redemptions payable totaling approximately $20.4 million and $11.6 million, respectively, which are included in accrued expenses and other liabilities on the consolidated balance sheets. Since inception and through December 31, 2017, the Company had redeemed 15,849,898 shares of common stock for approximately $157.7 million pursuant to the SRP.
Griffin Capital Essential Asset Operating Partnership, L.P., a Delaware limited partnership (the “Operating Partnership”), was formed on August 29, 2008. The Operating Partnership owns, directly or indirectly, all of the properties that the Company has acquired. The Advisor purchased an initial 99% limited partnership interest in the Operating Partnership for $0.2 million, and the Company contributed the initial one thousand dollars capital contribution, received from the Advisor, to the Operating Partnership in exchange for a 1% general partner interest. As of December 31, 2017, the Company owned approximately 96% of the limited partnership units of the Operating Partnership, and, as a result of the contribution of five properties to the Company, the Sponsor and certain of its affiliates, including certain officers of the Company, owned approximately 2% of the limited partnership units of the Operating Partnership. Approximately 2.1 million units are owned by the Company’s Chief Executive Officer and Chairman, Kevin A. Shields. The remaining approximately 2% of the limited partnership units are owned by unaffiliated third parties. No limited partnership units of the Operating Partnership have been redeemed during the years ended December 31, 2017 and 2016. The Operating Partnership may conduct certain activities through the Company’s taxable REIT subsidiary, Griffin Capital Essential Asset TRS, Inc., a Delaware corporation (the “TRS”), formed on September 2, 2008, which is a wholly-owned subsidiary of the Operating Partnership. The TRS had no activity as of December 31, 2017.